Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital [Abstract]
Summary of Issued And Outstanding Shares
As of December 31, 2022 and 2021, issued and outstanding shares and units consisted of the following:

(in thousands)	Redeemable Units	Subordinate Voting Shares (SVS)*	Proportionate Voting Shares (PVS)**	Super Voting Shares (MVS)	Special Subordinate Voting Shares (SSVS)***
Beginning balance, January 1, 2021	126,338	194,231	29,311	500	1
Options and warrants exercised	—	3,030	—	—	—
RSU issued	—	351	—	—	—
Issuance of shares related to acquisitions	—	35,425	—	—	—
Issuance of shares related to distribution agreements	—	(249)	—	—	—
Cresco LLC redemption	(16,897)	16,897	—	—	—
PVS converted to SVS	—	8,644	(8,644)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	173	—	—	—
Share issuances	—	11,469	—	—	—
Ending balance, December 31, 2021	109,441	269,971	20,667	500	1
Options and warrants exercised	—	1,279	—	—	—
RSUs issued	—	337	—	—	—
Issuance of shares related to acquisitions	—	5,339	—	—	—
Cresco LLC redemption	(3,335)	3,335	—	—	—
PVS converted to SVS	—	585	(585)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	148	—	—	—
Ending balance, December 31, 2022	106,106	280,994	20,082	500	1
*SVS includes shares pending issuance or cancellation
**PVS presented on an “as-converted” basis to SVS (1-to-200)
***SSVS presented on an “as-converted” basis to SVS (1-to-0.00001)

Summary of Company Issued Shares In Conjunction With Acquisitions
During the years ended December 31, 2022 and 2021, the Company issued shares in conjunction with certain acquisitions* as follows:

(in thousands)	Acquisition date	SVS shares issued	Replacement shares issued	Equity-based consideration
Year Ended December 31, 2022:
Cultivate - Contingent Consideration	September 02, 2021	5,340	—	$34,708
Year Ended December 31, 2021:
Verdant	February 16, 2021	127	—	$2,004
Bluma	April 14, 2021	15,061	814	193,310
Cultivate	September 02, 2021	4,818	—	46,643
Cure Penn	November 24, 2021	6,167	—	54,240
Laurel Harvest	December 09, 2021	8,354	—	65,844
*Verdant Creations, LLC (“Verdant”); Bluma Wellness, Inc. (“Bluma”); Cultivate Licensing, LLC (“Cultivate”); Bay, LLC (“Cure Penn”) and Laurel Harvest, LLC (“Laurel Harvest”)

Summary Of Warrants Outstanding	A summary of the status of the warrants outstanding is as follows:

	Number of warrants* (in thousands)	Weighted average exercise price
Balance as of January 1, 2021	6,183	$7.80
Bluma replacement warrants	4,665	11.64
Exercised	(721)	6.15
Forfeited	(285)	11.64
Balance as of December 31, 2021	9,842	$9.63
Exercised	(12)	4.24
Forfeited	(9,830)	9.54
Balance as of December 31, 2022	—	$—
*PVS presented on an “as-converted” basis to SVS (1-to-200)

Summary of Noncontrolling Interest And Intercompany Eliminations
As of and for the year ended December 31, 2022, non-controlling interest included the following amounts before intercompany eliminations:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Other entities including Cresco Labs LLC[1,3]	Eliminations	Total
Non-current assets	$4,813		$31,151		$22,700		$16,736		$5,376		$1,176,870	$—	$1,257,646
Current assets	69,844		142,723		232,194		70,693		92,594		88,545	(370,547)	326,046
Non-current liabilities	—		(10,889)		(3,850)		(12,515)		(2,728)		(685,161)	—	(715,143)
Current liabilities	(56,341)		(127,329)		(164,550)		(64,479)		(126,575)		(123,889)	382,297	(280,866)
Net assets	$18,316		$35,656		$86,494		$10,435		$(31,333)		$456,365	$11,750	$587,683
Net assets attributable to NCI	$4,190		$3,979		$7,468		$(32)		$(12,434)		$(42,527)	$—	$(39,356)
													—
Revenue	$35,302		$53,259		$88,645		$17,834		$6,484		$670,060	$(28,903)	$842,681
Gross profit	23,387		35,485		62,503		1,338		(13,652)		294,993	2,959	407,013
Net income (loss)	$19,290		$13,322		$43,500		$(4,933)		$(16,458)		$(270,564)	$—	$(215,843)
Net income (loss) allocated to NCI	$4,822		$1,652		$10,875		$(49)		$(3,292)		$(17,804)	$—	$(3,796)
NCI percentage at December 31, 2022	25.0%	[1]	12.4%	[2]	25.0%	[2]	1.0%	[1]	20.0%	[1]	42.0%
[1] The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 42.0% NCI related to NCI for Cresco Labs Inc.
[2] The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
[3] Includes the effect of LLC unit redemptions and other adjustments

As of and for the year ended December 31, 2021, Non-controlling interest included the following amounts before intercompany eliminations:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Other entities including Cresco Labs LLC[1,3]	Eliminations	Total
Non-current assets	$5,208		$33,698		$22,934		$16,093		$23,422		$1,257,353	$—	$1,358,708
Current assets	54,506		95,522		154,929		64,897		97,276		250,029	(295,404)	421,755
Non-current liabilities	—		(11,213)		(3,443)		(12,286)		(14,071)		(653,320)	—	(694,333)
Current liabilities	(49,726)		(92,049)		(124,597)		(73,441)		(147,993)		(107,143)	306,555	(288,394)
Net assets	$9,988		$25,958		$49,823		$(4,737)		$(41,366)		$746,919	$11,151	$797,736
Net assets attributable to NCI	$2,850		$3,910		$6,123		$18		$(9,143)		$38,424	$—	$42,182

Revenue	$21,549		$48,435		$84,932		$22,661		$21,011		$663,602	$(40,508)	$821,682
Gross profit	13,592		32,020		47,922		10,650		(6,250)		320,419	(12,006)	406,347
Net income (loss)	$12,387		$12,043		$30,666		$(4,627)		$(19,247)		$(328,056)	$—	$(296,834)
Net income (loss) allocated to NCI	$3,097		$1,493		$7,666		$(46)		$(3,849)		$14,402	$—	$22,763
NCI percentage at December 31, 2021	25.0%	[1]	12.4%	[2]	25.0%	[2]	1.0%	[1]	20.0%	[1]	43.3%
[1] The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 43.3% NCI related to NCI for Cresco Labs Inc.
[2] The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
[3] Includes the effect of LLC unit redemptions and other adjustments